PREFERRED SHARES (Details) - CAD ($) $ / shares in Units, $ in Millions					12 Months Ended
	Dec. 31, 2019	Oct. 30, 2019	Apr. 30, 2019	Dec. 31, 2015	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Preferred Shares [Line Items]
Carrying Value December 31	$ 3,980				$ 3,980	$ 3,980	$ 3,980
Series 1
Preferred Shares [Line Items]
Number of Shares Outstanding	14,577,000				14,577,000
Current Yield					3.479%
Annual Dividend Rate per Share (in Canadian dollars per share)					$ 0.86975
Redemption Price Per Share (in Canadian dollars per share)	$ 25.00				$ 25.00
Carrying Value December 31	$ 360				$ 360	233	233
Number of preferred shares converted	173,954
Shares issued upon conversion per share of preferred stock	1				1
Series 1 | Government of Canada, Five-Year Bond Yield
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum	1.92%				1.92%
Series 2
Preferred Shares [Line Items]
Number of Shares Outstanding	7,423,000				7,423,000
Current Yield					3.572%
Redemption Price Per Share (in Canadian dollars per share)	$ 25.00				$ 25.00
Carrying Value December 31	$ 179				$ 179	306	306
Number of preferred shares converted	5,252,715
Shares issued upon conversion per share of preferred stock	1				1
Series 2 | Government of Canada, Treasury Bill Rate
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum	1.92%				1.92%
Series 3
Preferred Shares [Line Items]
Number of Shares Outstanding	8,533,000				8,533,000
Current Yield					2.152%
Annual Dividend Rate per Share (in Canadian dollars per share)					$ 0.538
Redemption Price Per Share (in Canadian dollars per share)	$ 25.00				$ 25.00
Carrying Value December 31	$ 209				$ 209	209	209
Series 3 | Government of Canada, Five-Year Bond Yield
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum	1.28%				1.28%
Series 4
Preferred Shares [Line Items]
Number of Shares Outstanding	5,467,000				5,467,000
Current Yield				2.932%
Redemption Price Per Share (in Canadian dollars per share)	$ 25.00				$ 25.00
Carrying Value December 31	$ 134				$ 134	134	134
Series 4 | Government of Canada, Treasury Bill Rate
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum	1.28%				1.28%
Series 5
Preferred Shares [Line Items]
Number of Shares Outstanding	12,714,000				12,714,000
Current Yield					2.263%
Annual Dividend Rate per Share (in Canadian dollars per share)					$ 0.56575
Redemption Price Per Share (in Canadian dollars per share)	$ 25.00				$ 25.00
Carrying Value December 31	$ 310				$ 310	310	310
Series 5 | Government of Canada, Five-Year Bond Yield
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum	1.54%				1.54%
Series 6
Preferred Shares [Line Items]
Number of Shares Outstanding	1,286,000				1,286,000
Current Yield					3.164%
Redemption Price Per Share (in Canadian dollars per share)	$ 25.00				$ 25.00
Carrying Value December 31	$ 32				$ 32	32	32
Series 6 | Government of Canada, Treasury Bill Rate
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum	1.54%				1.54%
Series 7
Preferred Shares [Line Items]
Number of Shares Outstanding	24,000,000				24,000,000
Current Yield			4.00%		3.903%
Annual Dividend Rate per Share (in Canadian dollars per share)					$ 0.975752
Redemption Price Per Share (in Canadian dollars per share)	$ 25.00				$ 25.00
Carrying Value December 31	$ 589				$ 589	589	589
Series 7 | Government of Canada, Five-Year Bond Yield
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum	2.38%				2.38%
Series 9
Preferred Shares [Line Items]
Number of Shares Outstanding	18,000,000				18,000,000
Current Yield		4.25%			3.762%
Annual Dividend Rate per Share (in Canadian dollars per share)					$ 0.9405
Redemption Price Per Share (in Canadian dollars per share)	$ 25.00				$ 25.00
Carrying Value December 31	$ 442				$ 442	442	442
Series 9 | Government of Canada, Five-Year Bond Yield
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum	2.35%				2.35%
Series 11
Preferred Shares [Line Items]
Number of Shares Outstanding	10,000,000				10,000,000
Current Yield					3.80%
Annual Dividend Rate per Share (in Canadian dollars per share)					$ 0.95
Redemption Price Per Share (in Canadian dollars per share)	$ 25.00				$ 25.00
Carrying Value December 31	$ 244				$ 244	244	244
Series 11 | Government of Canada, Five-Year Bond Yield
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum	2.96%				2.96%
Series 13
Preferred Shares [Line Items]
Number of Shares Outstanding	20,000,000				20,000,000
Current Yield					5.50%
Annual Dividend Rate per Share (in Canadian dollars per share)					$ 1.375
Redemption Price Per Share (in Canadian dollars per share)	$ 25.00				$ 25.00
Carrying Value December 31	$ 493				$ 493	493	493
Series 13 | Government of Canada, Five-Year Bond Yield
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum	4.69%				4.69%
Preferred stock, fixed percentage added To Bond Or Treasury Bill rate for calculating dividend yield, minimum	5.50%				5.50%
Series 15
Preferred Shares [Line Items]
Number of Shares Outstanding	40,000,000				40,000,000
Current Yield					4.90%
Annual Dividend Rate per Share (in Canadian dollars per share)					$ 1.225
Redemption Price Per Share (in Canadian dollars per share)	$ 25.00				$ 25.00
Carrying Value December 31	$ 988				$ 988	$ 988	$ 988
Series 15 | Government of Canada, Five-Year Bond Yield
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum	3.85%				3.85%
Preferred stock, fixed percentage added To Bond Or Treasury Bill rate for calculating dividend yield, minimum	4.90%				4.90%
Even numbered series of preferred shares
Preferred Shares [Line Items]
Period of Government of Canada bond or treasury bill considered for calculation of dividend yield per annum					90 days
Series 8 | Government of Canada, Treasury Bill Rate
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum	2.38%				2.38%
Series 10 | Government of Canada, Treasury Bill Rate
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum	2.35%				2.35%
Series 12 | Government of Canada, Treasury Bill Rate
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum						2.96%
Series 14 | Government of Canada, Treasury Bill Rate
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum	4.69%				4.69%
Series 16 | Government of Canada, Treasury Bill Rate
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum	3.85%				3.85%
Odd numbered series of preferred shares
Preferred Shares [Line Items]
Period of time preferred stock or bond is considered for dividend yield calculation					5 years
Series 2 and Series 4 and Series 6
Preferred Shares [Line Items]
Redemption Price Per Share (in Canadian dollars per share)	$ 25.50				$ 25.50